ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2014
ASSETS HELD FOR SALE [Abstract]
ASSETS HELD FOR SALE
8.	ASSETS HELD FOR SALE

On January 13, 2015, the Group entered into an agreement with Beijing Tianyi Culture Development Co., Ltd., a third party, to sell 81% equity interest in AM Jinsheng as well as related property, plant and equipment for a consideration of $1,227, which operates the Group's TV-attached digital frames business (Note 28). As part of the transaction, the property, plant and equipment at net carrying value of $1,087 will be transferred, which has been classified as assets held for sale as of December 31, 2014. No impairment was recorded for the assets held for sale.